EARNINGS/(LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS/(LOSSES) PER SHARE
Schedule of basic earnings/(loss) per share and diluted earnings per share

	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to Ctrip’s shareholders	242,739,781	2,507,655,884	(1,430,703,195)
Eliminate the dilutive effect of interest expense of convertible notes	—	185,589,773	—

Numerator for diluted earnings/(loss) per share	242,739,781	2,693,245,657	(1,430,703,195)

Denominator:
Denominator for basic earnings/(loss) per ordinary share — weighted average ordinary shares outstanding	34,289,170	37,797,698	59,166,582
Dilutive effect of share options	3,106,496	2,962,481	—
Dilutive effect of convertible notes	—	6,102,417	—
Dilutive effect of convertible notes sold warrants	812,192	512,652	—

Denominator for diluted earnings/(loss) per ordinary share	38,207,858	47,375,248	59,166,582

Basic earnings/(loss) per ordinary share	7.08	66.34	(24.18)

Diluted earnings/(loss) per ordinary share	6.35	56.85	(24.18)

Basic earnings/(loss) per ADS	0.88	8.29	(3.02)

Diluted earnings/(loss) per ADS	0.79	7.11	(3.02)

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share

	2014	2015	2016

2017 convertible senior notes	1,587,142	—	435,248
2018 convertible senior notes	2,551,346	—	2,551,360
2020 convertible senior notes	—	—	1,608,985
2025 convertible senior notes	—	486,999	935,550
2022 convertible senior notes	—	—	559,282
Priceline convertible 2019 notes	614,535	—	1,536,338
Priceline convertible 2020 notes	—	—	599,400
Priceline convertible 2025 notes	—	50,023	912,919
Priceline convertible 2022 notes	—	—	14,341
A long-term equity investment firm notes	—	50,023	912,919
Outstanding weighted average stock options	74,104	64,074	3,678,030
Sold Warrants	1,996,407	1,734,865	303,176

	6,823,534	2,385,984	14,047,548